                                                        PRUCO LIFE INSURANCE COMPANY
                                              PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                                     STRATEGIC PARTNERSSM ADVISOR
                                                   STRATEGIC PARTNERSSM ANNUITY ONE
                                                  STRATEGIC PARTNERSSM ANNUITY ONE 3
                                                    STRATEGIC PARTNERSSM FLEXELITE
                                                       STRATEGIC PARTNERSSM PLUS
                                                      STRATEGIC PARTNERSSM PLUS 3
                                                      STRATEGIC PARTNERSSM SELECT
                                             PRUDENTIAL QUALIFIED VARIABLE INVESTMENT PLAN
                                                  PRUDENTIAL VARIABLE INVESTMENT PLAN

                                  Supplement, Dated August 20, 2004 to Prospectuses Dated May 1, 2004

This supplement should be read and retained with the current prospectus for your annuity contract.  If you would like another copy of a current prospectus or a statement of additional information, please contact us at (888) PRU-2888.

Changes to certain systems under which we administer your annuity will take effect on or about October 18, 2004.  These changes are the result of further efforts to integrate American Skandia Life Assurance Corporation's operations into the operations of other subsidiary companies of Prudential Financial, Inc.  The following changes relate primarily to those systems-related changes, but also include changes that reflect other product and/or disclosure modifications.

This supplement is intended to update certain information in the May 1, 2004 prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.

CHANGES APPLICABLE TO ALL ANNUITIES:

COMPANY TAXES:  In Section 6 of the prospectus, under the heading entitled "Company Taxes," we replace the existing disclosure with the following:

         "In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include foreign tax credits and corporate dividends received deductions.  We do not pass these tax benefits through to owners of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently pass through company income taxes on the taxable corporate earnings created by this annuity.  We reserve the right to change these tax practices."

ASSIGNMENT:  In Section 9 of the prospectus, under the heading entitled "Assignment," we add the following sentence to the end of the first paragraph:

         "If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect.  If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order."

CHANGES APPLICABLE TO ALL ANNUITIES EXCEPT FOR PRUDENTIAL QUALIFIED VARIABLE INVESTMENT PLAN AND PRUDENTIAL VARIABLE INVESTMENT PLAN:

TRANSFERS AMONG OPTIONS:  In Section 2 of the prospectus, under the heading entitled "Transfers Among Options," the following sentence is added to the end of the last paragraph:

         "For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer."

DOLLAR COST AVERAGING:     In Section 2 of the prospectus, under the heading entitled "Dollar Cost Averaging," the references to a
$100 minimum transfer amount and a $100 minimum DCA account balance in the first and third sentences of the second paragraph are deleted.

SCHEDULED TRANSACTIONS:  In Section 2 of the prospectus, the following is added as a new sub-section immediately following the section entitled "Auto-Rebalancing":

         "Scheduled Transactions
         "Scheduled transactions" include transfers under dollar cost averaging, an asset allocation program, auto-rebalancing, systematic withdrawals, minimum distributions or annuity payments.  Generally, we will process a scheduled transaction on the next business day when the scheduled transaction falls on a day that is not a business day.  If this practice would result in the transaction occurring in the subsequent calendar year, then we will process the transaction on the preceding business day."

CHANGE APPLICABLE TO ALL ANNUITIES EXCEPT FOR PRUCO LIFE & PRUCO LIFE OF NEW JERSEY STRATEGIC PARTNERS SELECT, PRUDENTIAL QUALIFIED
VARIABLE INVESTMENT PLAN AND PRUDENTIAL VARIABLE INVESTMENT PLAN:

PURCHASE PAYMENTS:  In Section 5 of the prospectus, under the heading entitled "Purchase Payments," the second sentence in the first paragraph is replaced by the following:

         "The minimum initial purchase payment is $10,000.  Where allowed by law, you must get our approval for any initial and additional purchase payment of $1,000,000 or more."

CHANGES APPLICABLE TO PRUCO LIFE STRATEGIC PARTNERS FLEXELITE ONLY:

GUARANTEED MINIMUM INCOME BENEFIT:  In Section 3 of the prospectus, under the sub-section entitled "Effect of Withdrawals":

         (i)      The second sentence of the first paragraph is deleted in its entirety.

         (ii)     The fifth sentence of the first paragraph is replaced by the following:

         "The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%."

         (iii)    The following sentence is added to the end of the first paragraph:

         "The GMIB roll-up cap is reduced by the sum of all reductions described above."

(iv)     The third and fourth sub-bullets in Example 2 are replaced with the following:

         "The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 - $2,500 -
$8,257.55, or $479,242.45)."

(v)      The second bullet in Example 3 is replaced with the following:

         "The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from
$479,242.45 to $469,242.45)."

HYPOTHETICAL ILLUSTRATIONS:  In Appendix B of the prospectus, we replace the existing disclosure with the following to reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc:

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

         We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

         To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return
(i.e., gross rates of return equal to 0%, 6% and 10% annually).  The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options.  If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract.  Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually.  If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values.  The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option.  Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

         The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees
and the insurance and administrative charge, correspond to net annual rates of return of      -3.04%, 2.78% and 6.66%, respectively.
These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits.  If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

         An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

         A '0' in certain columns within these illustrations indicates that the benefit has no value.  For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return.  Because IAB is a percentage of earnings, the IAB benefit value would be  '0' in that scenario.

         The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

         Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS FLEXELITE
$100,000 Single contribution and no withdrawals

Male, issue age 60
Benefits:
         No Credit Election
         Greater of Roll-Up and Step-Up Guaranteed Minimum Death Benefit
         Earnings Appreciator Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
----------------------------------------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value      Value    Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                         EAB                Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   1   61      105,560    99,260   105,560   2,224     107,784      N/A        N/A      105,000      N/A      N/A
   2   62      111,432   105,132   111,432   4,573     116,005      N/A        N/A      110,250      N/A      N/A
   3   63      117,633   117,633   117,633   7,053     124,687      N/A        N/A      115,763      N/A      N/A
   4   64      124,183   124,183   124,183   9,673     133,857      N/A        N/A      121,551      N/A      N/A
   5   65      131,101   131,101   131,101   12,441    143,542      N/A        N/A      127,628      N/A      N/A
   6   66      138,408   138,408   138,408   15,363    153,772      N/A        N/A      134,010      N/A      N/A
   7   67      146,126   146,126   146,126   18,451    164,577     6,919     153,045    140,710     7,683    9,351
   8   68      154,279   154,279   154,279   21,711    175,990     8,142     162,421    147,746     8,331    10,169
   9   69      162,890   162,890   162,890   25,156    188,046     9,434     172,324    155,133     9,036    11,062
  10   70      171,986   171,986   171,986   28,795    200,781     14,397    186,384    162,889    10,550    12,271
  15   75      225,786   225,786   225,786   50,314    276,100     31,446    257,232    200,000    15,775    19,298
  20   80      297,541   297,541   297,541   79,016    376,557     49,385    346,926    200,000    18,991    28,881
  25   85      393,894   393,894   393,894  117,558    511,451     73,473    467,367    200,000    23,743    43,783
  30   90      523,277   523,277   523,277  120,000    643,277    105,819    629,097    200,000    29,022    63,544
  35   95      697,014   697,014   697,014  120,000    817,014    149,254    846,268    200,000    35,949    91,209
----------------------------------------------------------------------------------------------------------------------

6% Assumed Rate Of Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
----------------------------------------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                         EAB                Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   1   61      101,703    95,403   105,000    681      105,681      N/A        N/A      105,000      N/A      N/A
   2   62      103,418    97,118   110,250   1,367     111,617      N/A        N/A      110,250      N/A      N/A
   3   63      105,144   105,144   115,763   2,057     117,820      N/A        N/A      115,763      N/A      N/A
   4   64      106,879   106,879   121,551   2,752     124,302      N/A        N/A      121,551      N/A      N/A
   5   65      108,624   108,624   127,628   3,450     131,078      N/A        N/A      127,628      N/A      N/A
   6   66      110,376   110,376   134,010   4,151     138,160      N/A        N/A      134,010      N/A      N/A
   7   67      112,135   112,135   140,710   4,854     145,564     1,820     113,955    140,710     7,417    6,963
   8   68      113,898   113,898   147,746   5,559     153,305     2,085     115,982    147,746     8,007    7,262
   9   69      115,664   115,664   155,133   6,265     161,398     2,350     118,013    155,133     8,647    7,575
  10   70      117,431   117,431   162,889   6,972     169,862     3,486     120,917    162,889     9,901    7,961
  15   75      126,235   126,235   207,893   10,494    218,387     6,559     132,794    200,000    14,079    9,962
  20   80      135,624   135,624   265,330   14,250    279,580     8,906     144,530    200,000    15,908    12,032
  25   85      146,101   146,101   265,330   18,440    283,770     11,525    157,626    200,000    18,365    14,766
  30   90      157,790   157,790   265,330   23,116    288,446     14,447    172,237    200,000    20,351    17,397
  35   95      170,832   170,832   265,330   28,333    293,663     17,708    188,540    200,000    22,409    20,320
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

0% Assumed Rate Of Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
----------------------------------------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value   Benefit     Value    IAB Value     to        Value    with 10  Annuity
                                                       and EAB              Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
   1   61      95,867     89,817   105,000     0       105,000      N/A        N/A      105,000      N/A      N/A
   2   62      91,856     86,085   110,250     0       110,250      N/A        N/A      110,250      N/A      N/A
   3   63      87,961     87,961   115,763     0       115,763      N/A        N/A      115,763      N/A      N/A
   4   64      84,177     84,177   121,551     0       121,551      N/A        N/A      121,551      N/A      N/A
   5   65      80,499     80,499   127,628     0       127,628      N/A        N/A      127,628      N/A      N/A
   6   66      76,920     76,920   134,010     0       134,010      N/A        N/A      134,010      N/A      N/A
   7   67      73,437     73,437   140,710     0       140,710       0       73,437     140,710     7,323    4,487
   8   68      70,044     70,044   147,746     0       147,746       0       70,044     147,746     7,896    4,386
   9   69      66,736     66,736   155,133     0       155,133       0       66,736     155,133     8,518    4,284
  10   70      63,508     63,508   162,889     0       162,889       0       63,508     162,889     9,694    4,181
  15   75      48,428     48,428   207,893     0       207,893       0       48,428     200,000    13,632    3,633
  20   80      35,490     35,490   265,330     0       265,330       0       35,490     200,000    15,230    2,955
  25   85      24,702     24,702   265,330     0       265,330       0       24,702     200,000    17,364    2,314
  30   90      15,708     15,708   265,330     0       265,330       0       15,708     200,000    18,980    1,587
  35   95       8,209     8,209    265,330     0       265,330       0        8,209     200,000    20,586     885
----------------------------------------------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner.  The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years.  We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time.  In fact, for any given period of time, the investment results could be negative.

                                                        Explanation of Headings

Contract Value - The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value - The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value - Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the
"step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary adjusted for withdrawals (age
80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner or joint owner.  See the prospectus for more complete information.

Earnings Appreciator Benefit (EAB) - A supplemental death benefit based on 40% of earnings if issue age is 0-70, 25% for age 71-75;
15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage.  See prospectus for more complete information.

IAB Value - Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%.  See prospectus for more complete information.

Amount Available to Annuitize - The contract value plus the IAB value.  See prospectus for more complete information.

GMIB Protected Value - Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap.  See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain - The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract.  The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions.  See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain - The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").  See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization -

         (1)    The GMIB Guaranteed Payout, or
         (2)    The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in
               effect at the time of annuitization.  To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates.  We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.

CHANGES APPLICABLE TO PRUCO LIFE STRATEGIC PARTNERS ANNUITY ONE 3 AND STRATEGIC PARTNERS PLUS 3 ONLY:

GUARANTEED MINIMUM INCOME BENEFIT:  In Section 3 of the prospectus, under the sub-section entitled "Effect of Withdrawals":

         (i)      The second sentence of the first paragraph is deleted in its entirety.

         (ii)     The fifth sentence of the first paragraph is replaced by the following:

         "The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%."

         (iii)    The following sentence is added to the end of the first paragraph:

         "The GMIB roll-up cap is reduced by the sum of all reductions described above."

(vi)     The third and fourth sub-bullets in Example 2 are replaced with the following:

         "The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 - $2,500 -
$8,257.55, or $479,242.45)."

(vii)    The second bullet in Example 3 is replaced with the following:

         "The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from
$479,242.45 to $469,242.45)."

CHANGES APPLICABLE TO PRUCO LIFE STRATEGIC PARTNERS ANNUITY ONE 3 ONLY:

HYPOTHETICAL ILLUSTRATIONS:  In Appendix B of the prospectus, we replace the existing disclosure with the following to reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc:

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

         We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

         To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return
(i.e., gross rates of return equal to 0%, 6% and 10% annually).  The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options.  If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract.  Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually.  If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values.  The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option.  Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

         The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees
and the insurance and administrative charge, correspond to net annual rates of return of      -2.80%, 3.03% and 6.92%, respectively.
These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits.  If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

         An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

         A '0' in certain columns within these illustrations indicates that the benefit has no value.  For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return.  Because IAB is a percentage of earnings, the IAB benefit value would be  '0' in that scenario.

         The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

         Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE 3
$100,000 Single contribution and no withdrawals

Male, issue age 60
Benefits:
         Contract Without Credit
         Greater of Roll-Up and Step-Up Guaranteed Minimum Death Benefit
         Earnings Appreciator Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
-----------------------------------------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value      Value     Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                          EAB                Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
   1   61      105,821   100,421   105,821    2,328     108,149      N/A        N/A      105,000      N/A      N/A
   2   62      111,984   107,484   111,984    4,794     116,778      N/A        N/A      110,250      N/A      N/A
   3   63      118,511   114,911   118,511    7,404     125,916      N/A        N/A      115,763      N/A      N/A
   4   64      125,423   122,723   125,423    10,169    135,593      N/A        N/A      121,551      N/A      N/A
   5   65      132,744   130,944   132,744    13,097    145,841      N/A        N/A      127,628      N/A      N/A
   6   66      140,496   139,596   140,496    16,199    156,695      N/A        N/A      134,010      N/A      N/A
   7   67      148,707   148,707   148,707    19,483    168,190     7,306     156,013    140,710     7,703    9,532
   8   68      157,404   157,404   157,404    22,962    180,365     8,611     166,014    147,746     8,356    10,394
   9   69      166,615   166,615   166,615    26,646    193,261     9,992     176,607    155,133     9,067    11,337
  10   70      176,372   176,372   176,372    30,549    206,921     15,274    191,646    162,889    10,603    12,618
  15   75      234,573   234,573   234,573    53,829    288,402     33,643    268,216    200,000    15,925    20,122
  20   80      313,200   313,200   313,200    85,280    398,480     53,300    366,500    200,000    19,289    30,511
  25   85      420,085   420,085   420,085   120,000    540,085     80,021    500,106    200,000    24,311    46,850
  30   90      565,382   565,382   565,382   120,000    685,382    116,345    681,727    200,000    30,021    68,860
  35   95      762,896   762,896   762,896   120,000    882,896    165,724    928,620    200,000    37,644   100,085
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

6% Assumed Rate Of Return
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
-----------------------------------------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value    Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                          EAB                Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
   1   61      101,954    96,554   105,000     782      105,782      N/A        N/A      105,000      N/A      N/A
   2   62      103,930    99,430   110,250    1,572     111,822      N/A        N/A      110,250      N/A      N/A
   3   63      105,929   102,329   115,763    2,372     118,134      N/A        N/A      115,763      N/A      N/A
   4   64      107,948   105,248   121,551    3,179     124,730      N/A        N/A      121,551      N/A      N/A
   5   65      109,988   108,188   127,628    3,995     131,623      N/A        N/A      127,628      N/A      N/A
   6   66      112,046   111,146   134,010    4,819     138,828      N/A        N/A      134,010      N/A      N/A
   7   67      114,123   114,123   140,710    5,649     146,359     2,118     116,242    140,710     7,433    7,102
   8   68      116,217   116,217   147,746    6,487     154,232     2,433     118,649    147,746     8,026    7,429
   9   69      118,326   118,326   155,133    7,330     162,463     2,749     121,075    155,133     8,669    7,772
  10   70      120,449   120,449   162,889    8,180     171,069     4,090     124,539    162,889     9,937    8,200
  15   75      131,240   131,240   207,893    12,496    220,389     7,810     139,049    200,000    14,164    10,432
  20   80      142,990   142,990   265,330    17,196    282,526     10,747    153,737    200,000    16,048    12,798
  25   85      156,262   156,262   265,330    22,505    287,835     14,066    170,328    200,000    18,585    15,956
  30   90      171,254   171,254   265,330    28,502    293,831     17,814    189,068    200,000    20,671    19,097
  35   95      188,189   188,189   265,330    35,275    300,605     22,047    210,236    200,000    22,855    22,659
-----------------------------------------------------------------------------------------------------------------------

0% Assumed Rate Of Return
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
-----------------------------------------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value    Benefit     Value    IAB Value     to        Value    with 10  Annuity
                                                        and EAB              Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
   1   61      96,154     90,954   105,000      0       105,000      N/A        N/A      105,000      N/A      N/A
   2   62      92,410     88,263   110,250      0       110,250      N/A        N/A      110,250      N/A      N/A
   3   63      88,765     85,592   115,763      0       115,763      N/A        N/A      115,763      N/A      N/A
   4   64      85,213     82,938   121,551      0       121,551      N/A        N/A      121,551      N/A      N/A
   5   65      81,749     80,302   127,628      0       127,628      N/A        N/A      127,628      N/A      N/A
   6   66      78,370     77,680   134,010      0       134,010      N/A        N/A      134,010      N/A      N/A
   7   67      75,070     75,070   140,710      0       140,710       0       75,070     140,710     7,323    4,587
   8   68      71,812     71,812   147,746      0       147,746       0       71,812     147,746     7,896    4,496
   9   69      68,626     68,626   155,133      0       155,133       0       68,626     155,133     8,518    4,405
  10   70      65,508     65,508   162,889      0       162,889       0       65,508     162,889     9,694    4,313
  15   75      50,820     50,820   207,893      0       207,893       0       50,820     200,000    13,632    3,813
  20   80      38,054     38,054   265,330      0       265,330       0       38,054     200,000    15,230    3,168
  25   85      27,279     27,279   265,330      0       265,330       0       27,279     200,000    17,364    2,555
  30   90      18,184     18,184   265,330      0       265,330       0       18,184     200,000    18,980    1,837
  35   95      10,507     10,507   265,330      0       265,330       0       10,507     200,000    20,586    1,132
-----------------------------------------------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner.  The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years.  We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time.  In fact, for any given period of time, the investment results could be negative.

                                                        Explanation of Headings

Contract Value - The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value - The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value - Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the
"step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary adjusted for withdrawals (age
80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner or joint owner.  See the prospectus for more complete information.

Earnings Appreciator Benefit (EAB) - A supplemental death benefit based on 40% of earnings if issue age is 0-70, 25% for age 71-75;
15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage.  See prospectus for more complete information.

IAB Value - Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%.  See prospectus for more complete information.

Amount Available to Annuitize - The contract value plus the IAB value.  See prospectus for more complete information.

GMIB Protected Value - Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap.  See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain - The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract.  The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions.  See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain - The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").  See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization -

         (1)    The GMIB Guaranteed Payout, or
         (2)    The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in
               effect at the time of annuitization.  To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates.  We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.

CHANGES APPLICABLE TO PRUCO LIFE OF NEW JERSEY STRATEGIC PARTNERS ANNUITY ONE 3 AND STRATEGIC PARTNERS PLUS 3 ONLY:

GUARANTEED MINIMUM INCOME BENEFIT:  In Section 3 of the prospectus, under the sub-section entitled "Effect of Withdrawals":

         (i)      the second sentence of the first paragraph is deleted in its entirety.

         (ii)     the fifth sentence of the first paragraph is replaced by the following:

          "The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%."

         (iii)    the following sentence is added to the end of the first paragraph:

         "The GMIB roll-up cap is reduced by the sum of all reductions described above."

(viii)   the third and fourth sub-bullets in Example 2 are replaced with the following:

         "The GMIB 200% cap is reduced by the sum of all reductions above ($490,000 - $2,500 - $8,258.85, or $479,241.15)."

(ix)     the second bullet in Example 3 is replaced with the following:

         "The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,241.15 to $469,241.15)."

CHANGES APPLICABLE TO PRUCO LIFE OF NEW JERSEY STRATEGIC PARTNERS ANNUITY ONE 3 ONLY:

HYPOTHETICAL ILLUSTRATIONS:  In Appendix B of the prospectus, we replace the existing disclosure with the following to reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc:

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

         We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

         To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return
(i.e., gross rates of return equal to 0%, 6% and 10% annually).  The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options.  If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract.  Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually.  If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values.  The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option.  Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

         The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees
and the insurance and administrative charge, correspond to net annual rates of return of      -2.70%, 3.13% and 7.03%, respectively.
These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits.  If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

         An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

         A '0' in certain columns within these illustrations indicates that the benefit has no value.  For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return.  Because IAB is a percentage of earnings, the IAB benefit value would be  '0' in that scenario.

         The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

         Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE 3
$100,000 Single contribution and no withdrawals

Male, issue age 60
Benefits:
         Contract Without Credit
         Step-Up Guaranteed Minimum Death Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
---------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------
               PROJECTED VALUE          DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
      AnnuitantContract  Surrender     Benefit
 Year    Age     Value      Value       Value
                                                 --------------------------------------------------------
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB          to        Value     Annuity     Annuity
                                                  Value   Annuitize               with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     1   61    106,246    100,846      106,246     N/A       N/A       105,000      N/A         N/A
     2   62    112,889    108,389      112,889     N/A       N/A       110,250      N/A         N/A
     3   63    119,954    116,354      119,954     N/A       N/A       115,763      N/A         N/A
     4   64    127,468    124,768      127,468     N/A       N/A       121,551      N/A         N/A
     5   65    135,461    133,661      135,461     N/A       N/A       127,628      N/A         N/A
     6   66    143,962    143,062      143,962     N/A       N/A       134,010      N/A         N/A
     7   67    153,005    153,005      153,005    7,951    160,956     140,710     7,736       9,834
     8   68    162,625    162,625      162,625    9,394    172,019     147,746     8,398       10,770
     9   69    172,860    172,860      172,860    10,929   183,789     155,133     9,118       11,798
    10   70    183,748    183,748      183,748    16,750   200,497     162,889     10,690      13,201
    15   75    249,597    249,597      249,597    37,399   286,997     200,000     16,181      21,531
    20   80    340,422    340,422      340,422    60,105   400,527     200,000     19,807      33,344
    25   85    466,379    466,379      466,379    91,595   557,973     200,000     25,316      52,271
    30   90    641,057    641,057      641,057   135,264   776,322     200,000     31,817      78,415
---------------------------------------------------------------------------------------------------------

6% Assumed Rate Of Return
---------------------------------------------------------------------------------------------------------
          PROJECTED VALUE               DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
    Annuitant  Contract   Surrender    Benefit
Year    Age      Value      Value       Value
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB          to        Value     Annuity     Annuity
                                                  Value   Annuitize               with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   1    61      102,364    96,964      102,364     N/A       N/A       105,000      N/A         N/A
   2    62      104,771    100,271     104,771     N/A       N/A       110,250      N/A         N/A
   3    63      107,220    103,620     107,220     N/A       N/A       115,763      N/A         N/A
   4    64      109,711    107,011     109,711     N/A       N/A       121,551      N/A         N/A
   5    65      112,244    110,444     112,244     N/A       N/A       127,628      N/A         N/A
   6    66      114,818    113,918     114,818     N/A       N/A       134,010      N/A         N/A
   7    67      117,435    117,435     117,435    2,615    120,050     140,710     7,459       7,335
   8    68      120,092    120,092     120,092    3,014    123,105     147,746     8,057       7,708
   9    69      122,789    122,789     122,789    3,418    126,207     155,133     8,706       8,101
  10    70      125,526    125,526     125,526    5,105    130,631     162,889     9,997       8,601
  15    75      139,797    139,797     139,797    9,949    149,746     200,000     14,310      11,234
  20    80      155,799    155,799     155,799    13,950   169,749     200,000     16,292      14,131
  25    85      174,239    174,239     174,239    18,560   192,799     200,000     18,975      18,061
  30    90      195,488    195,488     195,488    23,872   219,360     200,000     21,245      22,157
---------------------------------------------------------------------------------------------------------

0% Assumed Rate Of Return
---------------------------------------------------------------------------------------------------------
          PROJECTED VALUE               DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
    Annuitant Contract   Surrender     Benefit
Year   Age      Value      Value        Value
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB     to Annuitize   Value     Annuity     Annuity
                                                  Value                           with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
   1   61      96,541      91,318      100,000     N/A       N/A       105,000      N/A         N/A
   2   62      93,158      88,973      100,000     N/A       N/A       110,250      N/A         N/A
   3   63      89,848      86,632      100,000     N/A       N/A       115,763      N/A         N/A
   4   64      86,607      84,291      100,000     N/A       N/A       121,551      N/A         N/A
   5   65      83,433      81,951      100,000     N/A       N/A       127,628      N/A         N/A
   6   66      80,320      79,610      100,000     N/A       N/A       134,010      N/A         N/A
   7   67      77,267      77,267      100,000      0       77,267     140,710     7,323       4,721
   8   68      74,239      74,239      100,000      0       74,239     147,746     7,896       4,648
   9   69      71,264      71,264      100,000      0       71,264     155,133     8,518       4,575
  10   70      68,339      68,339      100,000      0       68,339     162,889     9,694       4,499
  15   75      54,364      54,364      100,000      0       54,364     200,000     13,632      4,079
  20   80      41,957      41,957      100,000      0       41,957     200,000     15,230      3,493
  25   85      31,274      31,274      100,000      0       31,274     200,000     17,364      2,930
  30   90      22,075      22,075      100,000      0       22,075     200,000     18,980      2,230
---------------------------------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results.  Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner.  The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years.  We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time.  In fact, for any given period of time, the investment results could be negative.

                                                        Explanation of Headings

Contract Value - The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value - The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value - Value of base death benefit or GMDB, as indicated.

IAB Value - Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%.  See prospectus for more complete information.

Amount Available to Annuitize - The contract value plus the IAB value.  See prospectus for more complete information.

GMIB Protected Value - Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap.  See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain - The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract.  The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions.  See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain - The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").  See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization -

         (1)    The GMIB Guaranteed Payout, or
         (2)    The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in
               effect at the time of annuitization.  To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates.  We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.

CHANGE APPLICABLE TO PRUCO LIFE STRATEGIC PARTNERS SELECT ONLY:

WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE:  In Section 6 of the prospectus, under the heading entitled "Waiver of Withdrawal
Charge For Critical Care" in the first sentence, the reference to "owner or a joint owner" is amended to refer instead to "annuitant, or if deceased, co-annuitant, respectively."

CHANGE APPLICABLE TO PRUCO LIFE & PRUCO LIFE OF NEW JERSEY STRATEGIC PARTNERS SELECT AND PRUDENTIAL VARIABLE INVESTMENT PLAN ONLY:

PURCHASE PAYMENTS:  In Section 5 of the prospectus, under the section entitled "Purchase Payments," the third sentence in the first paragraph is replaced by the following:

         "Where allowed by law, you must get our approval for any initial and additional purchase payment of $1,000,000 or more."

CHANGE APPLICABLE TO PRUDENTIAL QUALIFIED VARIABLE INVESTMENT PLAN AND PRUDENTIAL VARIABLE INVESTMENT PLAN ONLY:

SCHEDULED TRANSACTIONS:  In Section 2 of the prospectus, under the section entitled "Dollar Cost Averaging," the following is added to the last sentence of the fourth paragraph:

         "If processing the transfer on the next business day would result in the transaction occurring in the subsequent calendar year, then we will process the transaction on the preceding business day. "